SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2017
Subsequent event [Abstract]
Subsequent event [Text Block]
34	SUBSEQUENT EVENT

i)	Changes in the organization of Credicorp’s companies

In order to optimize the management of the Companies of the Credicorp Group, at the Board of Directors’ of Credicorp held on December 20, 2017, it was agreed to organize the Credicorp companies in four business lines:

-	Universal Banking, made up of BCP and BCP Bolivia.
-	Insurance and Pensions, made up of Pacífico Compañía de Seguros y Reaseguros and Prima AFP.
-	Microfinance, made up of Mibanco and Edyficar.
-	Investment Banking & Wealth Management, made up of Credicorp Capital Ltd., the Wealth Management team and ASB.

Likewise, Mr. Gianfranco Ferrari was appointed Chief Executive Officer of BCP, replacing Mr. Walter Bayly; and Mr. Walter Bayly was appointed Chief Executive Officer of Credicorp Ltd., replacing Mr. Dionisio Romero.

These changes have been effective as of April 1, 2018.

ii)	Acquisition of the non-controlling interest of Mibanco

On April 18, 2018, Grupo Crédito and BCP acquired the 3.23 percent and 0.06 percent interest held by the minority shareholders of Mibanco, respectively, for approximately S/129.0 million and 2.4 million, respectively. After that, Grupo Crédito and BCP came to have 4.99 percent and 93.66 percent of the capital stock of Mibanco, respectively.

These non-controlling interest acquisitions were recorded as an equity transaction.